Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 7 – PROPERTY AND EQUIPMENT, NET

	June 30, 2020	December 31, 2019
	(Unaudited)
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,454,862)	(1,432,727)
Property and equipment, net	$153,302	$175,437

Depreciation charged to expense amounted to $22,135, and $29,571 for the six months ended June 30, 2020 and 2019, respectively.